Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	PROKIDNEY CORP.
Entity Central Index Key	0001850270
Entity Emerging Growth Company	true
Entity File Number	001-40560
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	3929 Westpoint Blvd.
Entity Address, Address Line Two	Suite G
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2000 Frontis Plaza Blvd., Suite 250
Entity Address, City or Town	Winston-Salem,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103